Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases	Future minimum lease payments under this operating lease are as follows:
For the Twelve Months Ending December 31,	Amount
2018	$51,696
2019	52,992
2020	54,288
2021	55,656
$214,632